Sep-23-05 01:06pm From-NEW YORK STOCK EXCHANGE [redacted] T-033 P.002/002 F-549

05061795

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-32650

NYSE

RECD S.E.C.
SEP 2 3 2005
1086

September 23, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

PROCESSED
OCT 2 1 2005
THOMSON
FINANCIAL

B

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, CBOT Holdings, Inc., Class A common stock, par value $0.001 per share and Right to Purchase Series A Junior Participating Preferred Stock, par value $0.001 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 23, 2005. Tentative listing date – Not yet determined.

Sincerely,

Paul Madho

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